Recent developments - Transaction with Capitol Investment Corp. V (Details) - Subsequent Event $ in Millions	Jul. 28, 2021 USD ($)
Schedule Of Reverse Recapitalization [Line Items]
Cash acquired through reverse recapitalization	$ 266.5
Proceeds from Capitol	50.2
Aggregate purchase price amount	300.0
Payments of transaction costs	65.7
Deferred underwriter fees	$ 12.1